Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 50,223,393	$ 71,488,512	$ 68,603,872
Cost of sales	(37,567,472)	(44,972,360)	(41,184,379)
Gross profit	12,655,921	26,516,152	27,419,493
Other operating income (expenses), net	(3,373,150)	(2,151,599)	(1,653,858)
Operation and projects expenses	(2,586,016)	(2,631,754)	(2,903,132)
Impairment of non-current assets	(633,156)	(1,762,437)	(368,634)
Other operating income and expenses net	1,118,166	1,056,796	(35,455)
Operating income (expenses)	7,181,765	21,027,158	22,458,414
Financial result net
Financial income	1,101,430	1,623,336	1,129,563
Finance expenses	(3,929,791)	(3,334,469)	(3,512,161)
Foreign exchange gain (loss), net	346,774	40,639	372,223
Financial result, net	(2,481,587)	(1,670,494)	(2,010,375)
Share of profits of associates and joint ventures	76,336	366,904	165,836
Income before tax	4,776,514	19,723,568	20,613,875
Income tax	(2,038,661)	(4,718,413)	(8,258,485)
Net profit (loss) for the period	2,737,853	15,005,155	12,355,390
Profit (loss) attributable to:
Group owners of parent	1,586,677	13,744,011	11,381,386
Non-controlling interest	1,151,176	1,261,144	974,004
Net income	2,737,853	15,005,155	12,355,390
Supplementary information
Depreciation depletion and amortization	9,324,538	8,582,783	7,704,850
Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(11,657,542)	(12,272,918)	(11,346,037)
Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(25,909,930)	(32,699,442)	(29,838,342)
Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	50,223,393	71,488,512	68,603,872
Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating segments [member] | Exploration and Production [Member]
Disclosure of operating segments [line items]
Revenue	36,839,997	52,667,990	50,372,764
Cost of sales	(32,908,419)	(36,373,865)	(32,239,184)
Gross profit	3,931,578	16,294,125	18,133,580
Other operating income (expenses), net	2,163,198	1,284,560	889,293
Operation and projects expenses	(1,511,510)	(1,475,710)	(1,993,054)
Impairment of non-current assets	(192,693)	(1,982,044)	785,940
Other operating income and expenses net	1,085,114	49,673	(137,836)
Operating income (expenses)	1,149,291	11,601,484	15,899,337
Financial result net
Financial income	1,177,712	1,440,440	1,099,893
Finance expenses	(2,896,060)	(2,311,133)	(2,038,312)
Foreign exchange gain (loss), net	360,409	287,286	868,479
Financial result, net	(1,357,939)	(583,407)	(69,940)
Share of profits of associates and joint ventures	(53,037)	227,401	135,265
Income before tax	(261,685)	11,245,478	15,964,662
Income tax	43,569	(1,925,798)	(6,096,591)
Net profit (loss) for the period	(218,116)	9,319,680	9,868,071
Profit (loss) attributable to:
Group owners of parent	(139,279)	9,382,129	9,930,519
Non-controlling interest	(78,837)	(62,449)	(62,448)
Net income	(218,116)	9,319,680	9,868,071
Supplementary information
Depreciation depletion and amortization	6,445,812	5,892,822	5,248,364
Operating segments [member] | Exploration and Production [Member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(9,479,317)	(9,587,961)	(8,871,709)
Operating segments [member] | Exploration and Production [Member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(23,429,102)	(26,785,904)	(23,367,475)
Operating segments [member] | Exploration and Production [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	22,854,925	31,295,118	30,112,900
Operating segments [member] | Exploration and Production [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	13,985,072	21,372,872	20,259,864
Operating segments [member] | Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Revenue	26,104,351	38,770,806	37,011,373
Cost of sales	(25,825,555)	(37,856,219)	(35,658,753)
Gross profit	278,796	914,587	1,352,620
Other operating income (expenses), net	936,175	496,155	443,880
Operation and projects expenses	(781,309)	(743,378)	(668,177)
Impairment of non-current assets	(781,528)	452,163	(984,704)
Other operating income and expenses net	34,705	1,014,988	(13,652)
Operating income (expenses)	(2,185,511)	1,142,205	(757,793)
Financial result net
Financial income	67,832	229,297	147,689
Finance expenses	(914,534)	(996,790)	(1,295,528)
Foreign exchange gain (loss), net	(447,880)	(179,936)	(517,410)
Financial result, net	(1,294,582)	(947,429)	(1,665,249)
Share of profits of associates and joint ventures	131,462	17,091	27,730
Income before tax	(3,348,631)	211,867	(2,395,312)
Income tax	614,269	(83,504)	420,224
Net profit (loss) for the period	(2,734,362)	128,363	(1,975,088)
Profit (loss) attributable to:
Group owners of parent	(2,848,511)	117,708	(1,973,075)
Non-controlling interest	114,149	10,655	(2,013)
Net income	(2,734,362)	128,363	(1,975,088)
Supplementary information
Depreciation depletion and amortization	1,599,780	1,398,948	1,307,216
Operating segments [member] | Refining and petrochemicals [Member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(3,427,211)	(3,523,948)	(3,204,791)
Operating segments [member] | Refining and petrochemicals [Member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(22,398,344)	(34,332,271)	(32,453,962)
Operating segments [member] | Refining and petrochemicals [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	24,804,887	36,393,470	34,947,948
Operating segments [member] | Refining and petrochemicals [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	1,299,464	2,377,336	2,063,425
Operating segments [member] | Transport and logistics [Member]
Disclosure of operating segments [line items]
Revenue	12,194,440	13,070,736	11,354,167
Cost of sales	(3,381,357)	(3,738,194)	(3,402,087)
Gross profit	8,813,083	9,332,542	7,952,080
Other operating income (expenses), net	533,594	372,942	320,498
Operation and projects expenses	(403,657)	(434,904)	(263,104)
Impairment of non-current assets	341,065	(232,556)	(169,870)
Other operating income and expenses net	1,827	74,607	118,905
Operating income (expenses)	8,218,724	8,366,747	7,317,513
Financial result net
Financial income	125,677	273,613	110,898
Finance expenses	(389,394)	(306,878)	(407,589)
Foreign exchange gain (loss), net	434,245	(66,711)	21,154
Financial result, net	170,528	(99,976)	(275,537)
Share of profits of associates and joint ventures	(2,089)	138	2,841
Income before tax	8,387,163	8,266,909	7,044,817
Income tax	(2,696,499)	(2,709,111)	(2,582,118)
Net profit (loss) for the period	5,690,664	5,557,798	4,462,699
Profit (loss) attributable to:
Group owners of parent	4,574,800	4,244,860	3,424,234
Non-controlling interest	1,115,864	1,312,938	1,038,465
Net income	5,690,664	5,557,798	4,462,699
Supplementary information
Depreciation depletion and amortization	1,278,946	1,291,013	1,149,270
Operating segments [member] | Transport and logistics [Member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(2,813,856)	(3,039,452)	(2,805,516)
Operating segments [member] | Transport and logistics [Member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(567,501)	(698,742)	(596,571)
Operating segments [member] | Transport and logistics [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	2,563,581	3,799,924	3,543,024
Operating segments [member] | Transport and logistics [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	9,630,859	9,270,812	7,811,143
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(24,915,395)	(33,021,020)	(30,134,432)
Cost of sales	24,547,859	32,995,918	30,115,645
Gross profit	(367,536)	(25,102)	(18,787)
Other operating income (expenses), net	(259,817)	(2,058)	187
Operation and projects expenses	110,460	22,238	21,203
Impairment of non-current assets	0	0	0
Other operating income and expenses net	(3,480)	(82,472)	(2,872)
Operating income (expenses)	(739)	(83,278)	(643)
Financial result net
Financial income	(269,791)	(320,014)	(228,917)
Finance expenses	270,197	280,332	229,268
Foreign exchange gain (loss), net	0	0	0
Financial result, net	406	(39,682)	351
Share of profits of associates and joint ventures	0	122,274	0
Income before tax	(333)	(686)	(292)
Income tax	0	0	0
Net profit (loss) for the period	(333)	(686)	(292)
Profit (loss) attributable to:
Group owners of parent	(333)	(686)	(292)
Non-controlling interest	0	0	0
Net income	(333)	(686)	(292)
Supplementary information
Depreciation depletion and amortization	0	0	0
Elimination of intersegment amounts [member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	4,062,842	3,878,443	3,535,979
Elimination of intersegment amounts [member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	20,485,017	29,117,475	26,579,666
Elimination of intersegment amounts [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	$ (24,915,395)	$ (33,021,020)	$ (30,134,432)